UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [X ];          Amendment Number:____1__
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH INTERNATIONAL
Address: Office of General Counsel,MLEMEA
         Merrill Lynch Financial Centre
         2 King Edward Street
         London EC1A 1HQ

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  David Wood
Title: Merrill Lynch International
Phone: 011 44207996 3565

Signature, Place and Date of Signing:

___________________________
/s/ David Wood
Office of General Counsel,MLEMEA
MLFC, POB 3rd Floor
2 King Edward Street
London EC1A 1HQ
August 14, 2007

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager
Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.